Income and Expenses - Summary of Contract Balances (Detail) - PHP (₱) ₱ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Contract Balances [Abstract]
Trade and other receivables	₱ 50,264	₱ 48,808
Contract assets	1,529	1,953
Contract liabilities and unearned revenues (Notes 21 and 23)	₱ 14,329	₱ 16,067	₱ 18,895